UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number: 811-04257

Deutsche Variable Series I

(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY 10154-0004

(Address of principal executive offices) (Zip code)

Paul Schubert

345 Park Avenue

New York, NY 10154-0004

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 250-3220

Date of fiscal year end: 12/31

Date of reporting period: 9/30/2017

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio                                                                                   as of September 30, 2017 (Unaudited)

Deutsche Bond VIP

		Principal Amount ($) (a)	Value ($)
Corporate Bonds 55.7%
Consumer Discretionary 11.4%
AMC Networks, Inc., 5.0%, 4/1/2024		265,000	273,613
CalAtlantic Group, Inc., 5.0%, 6/15/2027		250,000	252,656
CCO Holdings LLC, 144A, 5.125%, 5/1/2027		414,000	419,692
Charter Communications Operating LLC:
3.579%, 7/23/2020		90,000	92,392
144A, 3.75%, 2/15/2028		220,000	215,280
4.908%, 7/23/2025		673,000	719,448
144A, 5.375%, 5/1/2047		35,000	36,360
CVS Health Corp., 5.125%, 7/20/2045		110,000	126,506
Discovery Communications LLC:
5.0%, 9/20/2037		110,000	111,695
5.2%, 9/20/2047		140,000	142,066
General Motors Co.:
5.4%, 4/1/2048		145,000	150,314
6.6%, 4/1/2036		55,000	65,335
General Motors Financial Co., Inc., 3.15%, 6/30/2022		915,000	922,296
Hilton Domestic Operating Co., Inc., 4.25%, 9/1/2024		240,000	244,800
Hilton Worldwide Finance LLC, 4.875%, 4/1/2027		455,000	477,750
KFC Holding Co., 144A, 4.75%, 6/1/2027		290,000	298,700
Lennar Corp., 4.125%, 1/15/2022		305,000	314,913
NCL Corp., Ltd., 144A, 4.75%, 12/15/2021		295,000	306,063
Nordstrom, Inc.:
4.0%, 3/15/2027		85,000	84,215
5.0%, 1/15/2044		135,000	132,655
PetSmart, Inc., 144A, 5.875%, 6/1/2025		135,000	117,788
PulteGroup, Inc., 5.0%, 1/15/2027		300,000	312,000
Sabre GLBL, Inc., 144A, 5.375%, 4/15/2023		300,000	310,890
Tata Motors Ltd., REG S, 5.75%, 10/30/2024		300,000	327,750
Tesla, Inc., 144A, 5.3%, 8/15/2025		650,000	633,750
Toll Brothers Finance Corp., 4.875%, 11/15/2025		300,000	312,450
Viacom, Inc.:
5.875%, 2/28/2057 (b)		80,000	80,000
6.25%, 2/28/2057		85,000	85,531
Viking Cruises Ltd., 144A, 5.875%, 9/15/2027		685,000	687,363
Walgreens Boots Alliance, Inc., 4.8%, 11/18/2044		90,000	95,620
			8,349,891
Consumer Staples 1.3%
BAT Capital Corp.:
144A, 3.557%, 8/15/2027		230,000	232,312
144A, 4.54%, 8/15/2047		110,000	113,183
Kraft Heinz Foods Co., 4.375%, 6/1/2046		175,000	172,801
Molson Coors Brewing Co., 4.2%, 7/15/2046		120,000	120,320
Pilgrim's Pride Corp., 144A, 5.875%, 9/30/2027		225,000	229,781
Smithfield Foods, Inc., 144A, 2.65%, 10/3/2021 (c)		100,000	99,899
			968,296
Energy 7.6%
BP Capital Markets PLC, 3.279%, 9/19/2027		230,000	229,777
Canadian Natural Resources Ltd.:
3.85%, 6/1/2027		105,000	106,151
4.95%, 6/1/2047		80,000	83,881
Cenovus Energy, Inc.:
144A, 4.25%, 4/15/2027		140,000	138,808
144A, 5.4%, 6/15/2047		190,000	188,731
Continental Resources, Inc., 5.0%, 9/15/2022		150,000	152,438
Enbridge, Inc.:
2.9%, 7/15/2022		110,000	110,644
5.5%, 12/1/2046		60,000	68,922
Energy Transfer LP:
4.5%, 11/1/2023		130,000	136,231
5.95%, 10/1/2043		90,000	96,364
EnLink Midstream Partners LP, 5.45%, 6/1/2047		120,000	123,862
EQT Corp., 3.9%, 10/1/2027 (c)		260,000	260,046
Halliburton Co., 4.85%, 11/15/2035		150,000	162,615
Hess Corp.:
5.6%, 2/15/2041		120,000	120,236
5.8%, 4/1/2047		90,000	92,494
Kinder Morgan Energy Partners LP, 4.7%, 11/1/2042		160,000	153,745
Kinder Morgan, Inc., 3.15%, 1/15/2023		200,000	201,079
Magellan Midstream Partners LP, 4.2%, 10/3/2047 (c)		115,000	113,610
Newfield Exploration Co., 5.75%, 1/30/2022		150,000	160,125
Noble Energy, Inc., 3.85%, 1/15/2028		260,000	260,513
Noble Holding International Ltd.:
5.75%, 3/16/2018		30,000	30,225
7.75%, 1/15/2024 (b)		650,000	576,875
Petrobras Global Finance BV:
6.125%, 1/17/2022		131,000	140,825
8.375%, 5/23/2021		375,000	433,734
Petroleos Mexicanos:
144A, 5.375%, 3/13/2022		190,000	203,005
6.75%, 9/21/2047		146,000	155,329
Plains All American Pipeline LP:
2.85%, 1/31/2023		165,000	158,585
4.3%, 1/31/2043		95,000	81,548
Rosneft Finance SA, 144A, 7.25%, 2/2/2020		250,000	272,857
Sabine Pass Liquefaction LLC, 5.0%, 3/15/2027		505,000	538,623
Sunoco Logistics Partners Operations LP, 5.3%, 4/1/2044		45,000	44,719
			5,596,597
Financials 15.8%
Ares Capital Corp.:
3.625%, 1/19/2022		180,000	182,633
3.875%, 1/15/2020		200,000	205,064
Banco General SA, 144A, 4.125%, 8/7/2027		250,000	250,138
Bank of America Corp., 3.824%, 1/20/2028		360,000	370,154
Barclays PLC, 4.836%, 5/9/2028		690,000	714,792
BBVA Bancomer SA, 144A, 6.75%, 9/30/2022		250,000	286,250
Blackstone Holdings Finance Co., LLC, 144A, 5.0%, 6/15/2044		50,000	55,827
BNP Paribas SA, 144A, 4.625%, 3/13/2027		420,000	444,627
Citigroup, Inc., 3.2%, 10/21/2026		380,000	373,998
Credit Agricole SA, 144A, 3.25%, 10/4/2024 (c)		250,000	250,142
Credit Suisse Group AG, 144A, 4.282%, 1/9/2028		250,000	260,404
Credit Suisse Group Funding Guernsey Ltd., 3.8%, 6/9/2023		250,000	258,788
Everest Reinsurance Holdings, Inc., 4.868%, 6/1/2044		100,000	104,809
FS Investment Corp., 4.75%, 5/15/2022		150,000	155,778
HSBC Holdings PLC:
4.375%, 11/23/2026		200,000	208,494
6.0%, 5/22/2027		225,000	235,328
Intesa Sanpaolo SpA, 144A, 3.125%, 7/14/2022		440,000	441,086
JPMorgan Chase & Co., 2.95%, 10/1/2026		380,000	371,907
KKR Group Finance Co. III LLC, 144A, 5.125%, 6/1/2044		70,000	75,833
Kookmin Bank, 144A, 2.875%, 3/25/2023		750,000	744,352
Kyobo Life Insurance Co., Ltd., 144A, 3.95%, 7/24/2047		665,000	671,224
Legg Mason, Inc., 5.625%, 1/15/2044		100,000	108,528
Loews Corp., 4.125%, 5/15/2043		80,000	79,630
Macquarie Bank Ltd., 144A, 6.125%, 3/8/2027		295,000	305,237
Manulife Financial Corp., 4.061%, 2/24/2032		280,000	282,801
Massachusetts Mutual Life Insurance Co., 144A, 4.5%, 4/15/2065		30,000	30,630
Morgan Stanley, 3.625%, 1/20/2027		280,000	283,804
Nationwide Financial Services, Inc., 144A, 5.3%, 11/18/2044		90,000	101,603
Northwestern Mutual Life Insurance Co., 144A, 3.85%, 9/30/2047		220,000	217,508
Royal Bank of Scotland Group PLC, 3.498%, 5/15/2023		400,000	402,456
Santander Holdings U.S.A., Inc., 144A, 3.7%, 3/28/2022		390,000	397,348
Santander UK Group Holdings PLC, 2.875%, 8/5/2021		85,000	85,384
Societe Generale SA, 144A, 7.375%, 12/29/2049		476,000	515,270
Standard Chartered PLC, 144A, 3.05%, 1/15/2021		200,000	203,056
Suncorp-Metway Ltd.:
144A, 2.1%, 5/3/2019		95,000	94,922
144A, 2.8%, 5/4/2022		205,000	206,037
Swiss Re Treasury U.S. Corp., 144A, 4.25%, 12/6/2042		70,000	71,588
The Goldman Sachs Group, Inc., 3.75%, 2/25/2026		370,000	378,779
Unifin Financiera SAB de CV SOFOM ENR, 144A, 7.0%, 1/15/2025		215,000	217,688
Voya Financial, Inc., 4.8%, 6/15/2046		120,000	126,030
Wells Fargo & Co., 3.0%, 10/23/2026		380,000	371,583
Westpac Banking Corp., 5.0%, 9/21/2027		185,000	184,800
Woori Bank, 144A, 4.5%, 12/29/2049		250,000	248,732
			11,575,042
Health Care 1.0%
HCA, Inc., 5.25%, 6/15/2026		300,000	323,250
Shire Acquisitions Investments Ireland DAC, 3.2%, 9/23/2026		263,000	259,270
Stryker Corp.:
3.375%, 11/1/2025		80,000	81,926
4.625%, 3/15/2046		40,000	43,585
			708,031
Industrials 2.6%
Acwa Power Management & Investments One Ltd., 144A, 5.95%, 12/15/2039		250,000	257,636
CSX Corp., 4.25%, 11/1/2066		130,000	124,246
FedEx Corp., 4.55%, 4/1/2046		90,000	95,857
Mexico City Airport Trust, 144A, 5.5%, 7/31/2047		485,000	491,014
Rockwell Collins, Inc., 4.35%, 4/15/2047		170,000	176,087
Transurban Finance Co. Pty Ltd., 144A, 3.375%, 3/22/2027		130,000	127,728
United Rentals North America, Inc.:
5.5%, 5/15/2027		330,000	351,862
5.875%, 9/15/2026		250,000	271,563
			1,895,993
Information Technology 3.8%
Amazon.com, Inc., 144A, 4.25%, 8/22/2057		135,000	138,519
Apple, Inc., 3.45%, 2/9/2045		60,000	56,860
Broadcom Corp., 144A, 3.625%, 1/15/2024		125,000	128,422
CA, Inc., 3.6%, 8/15/2022		90,000	92,248
Dell International LLC:
144A, 4.42%, 6/15/2021		120,000	125,990
144A, 5.875%, 6/15/2021		820,000	857,244
144A, 8.1%, 7/15/2036		90,000	112,635
DXC Technology Co., 4.75%, 4/15/2027		265,000	283,449
Expedia, Inc., 144A, 3.8%, 2/15/2028		245,000	242,837
Hewlett Packard Enterprise Co., 3.6%, 10/15/2020		90,000	93,289
Pitney Bowes, Inc., 3.625%, 9/15/2020		60,000	60,127
Seagate HDD Cayman, 144A, 4.25%, 3/1/2022		90,000	89,496
Tencent Holdings Ltd., 144A, 3.8%, 2/11/2025		250,000	261,763
The Priceline Group, Inc.:
2.75%, 3/15/2023		105,000	104,893
3.55%, 3/15/2028		115,000	115,197
			2,762,969
Materials 3.6%
Anglo American Capital PLC, 144A, 4.75%, 4/10/2027		400,000	417,501
AngloGold Ashanti Holdings PLC, 5.125%, 8/1/2022 (b)		250,000	263,500
Cemex SAB de CV, 144A, 7.75%, 4/16/2026		200,000	229,800
Freeport-McMoRan, Inc., 2.375%, 3/15/2018		150,000	150,000
Glencore Funding LLC, 144A, 4.625%, 4/29/2024		40,000	42,370
LYB International Finance II BV, 3.5%, 3/2/2027		325,000	323,256
Mexichem SAB de CV, 144A, 5.875%, 9/17/2044		300,000	311,250
St. Marys Cement, Inc., 144A, 5.75%, 1/28/2027		230,000	242,765
Vale Overseas Ltd., 6.25%, 8/10/2026		242,000	274,597
Yamana Gold, Inc., 4.95%, 7/15/2024		405,000	415,125
			2,670,164
Real Estate 3.4%
CBL & Associates LP:
(REIT), 5.25%, 12/1/2023 (b)		145,000	146,690
(REIT), 5.95%, 12/15/2026 (b)		90,000	91,069
Crown Castle International Corp., (REIT), 5.25%, 1/15/2023		135,000	149,446
Equinix, Inc., (REIT), 5.375%, 4/1/2023		345,000	359,076
Government Properties Income Trust:
(REIT), 3.75%, 8/15/2019		60,000	60,852
(REIT), 4.0%, 7/15/2022		220,000	221,877
Hospitality Properties Trust, (REIT), 5.0%, 8/15/2022		220,000	236,095
Host Hotels & Resorts LP, (REIT), 3.875%, 4/1/2024		135,000	137,974
MGM Growth Properties Operating Partnership LP, (REIT), 4.5%, 9/1/2026		280,000	284,200
Omega Healthcare Investors, Inc., (REIT), 4.95%, 4/1/2024		130,000	136,278
Select Income REIT:
(REIT), 4.15%, 2/1/2022		120,000	121,927
(REIT), 4.25%, 5/15/2024		80,000	80,250
VEREIT Operating Partnership LP:
(REIT), 3.95%, 8/15/2027		180,000	179,044
(REIT), 4.125%, 6/1/2021		285,000	297,946
			2,502,724
Telecommunication Services 2.9%
AT&T, Inc.:
3.4%, 5/15/2025		200,000	197,280
3.9%, 8/14/2027		140,000	140,273
4.5%, 5/15/2035		260,000	256,695
5.15%, 2/14/2050		165,000	165,803
Bharti Airtel International Netherlands BV, 144A, 5.125%, 3/11/2023		300,000	316,327
Empresa Nacional de Telecomunicaciones SA, REG S, 4.75%, 8/1/2026		250,000	259,686
Sprint Spectrum Co., LLC, 144A, 3.36%, 3/20/2023		200,000	203,000
Telefonica Emisiones SAU, 5.213%, 3/8/2047		150,000	165,080
Verizon Communications, Inc.:
2.625%, 8/15/2026		300,000	281,723
4.272%, 1/15/2036		120,000	117,888
			2,103,755
Utilities 2.3%
AmeriGas Partners LP, 5.5%, 5/20/2025		208,000	213,720
EDP Finance BV, 144A, 3.625%, 7/15/2024		200,000	201,642
Electricite de France SA, 144A, 4.75%, 10/13/2035		150,000	163,376
Enel Finance International NV, 144A, 4.75%, 5/25/2047		200,000	211,681
Israel Electric Corp., Ltd., Series 6, 144A, REG S, 5.0%, 11/12/2024		300,000	325,050
NRG Energy, Inc., 6.625%, 1/15/2027		270,000	282,825
Southern Co., 3.25%, 7/1/2026		205,000	202,650
Southern Power Co., Series F, 4.95%, 12/15/2046		87,000	92,507
			1,693,451
Total Corporate Bonds (Cost $39,965,103)			40,826,913
Mortgage-Backed Securities Pass-Throughs 20.6%
Federal Home Loan Mortgage Corp.:
4.0%, 8/1/2039		416,943	443,908
5.5%, with various maturities from 10/1/2023 until 6/1/2035		755,350	846,116
6.5%, 3/1/2026		100,515	109,649
Federal National Mortgage Association:
3.0%, 10/1/2047 (c)		3,600,000	3,611,812
12-month USD-LIBOR + 1.750%, 3.5% *, 9/1/2038		27,971	29,331
3.5%, with various maturities from 12/1/2046 until 1/1/2047		2,458,420	2,547,108
5.0%, with various maturities from 10/1/2033 until 8/1/2040		720,888	786,697
5.5%, with various maturities from 12/1/2032 until 8/1/2037		800,309	894,436
6.0%, with various maturities from 4/1/2024 until 3/1/2025		215,970	242,926
6.5%, with various maturities from 11/1/2024 until 12/1/2037		241,047	269,929
Government National Mortgage Association:
3.5%, 10/1/2047 (c)		1,100,000	1,143,312
4.0%, with various maturities from 2/15/2041 until 10/1/2047 (c)		3,943,475	4,165,928
Total Mortgage-Backed Securities Pass-Throughs (Cost $14,943,572)			15,091,152
Asset-Backed 5.5%
Automobile Receivables 0.7%
Avis Budget Rental Car Funding AESOP LLC, "C", Series 2015-1A, 144A, 3.96%, 7/20/2021		500,000	496,926
Credit Card Receivables 1.3%
World Financial Network Credit Card Master Trust, "M", Series 2016-A, 2.33%, 4/15/2025		1,000,000	990,011
Miscellaneous 3.5%
Domino's Pizza Master Issuer LLC, "A23", Series 2017-1A, 144A, 4.118%, 7/25/2047		1,140,000	1,153,976
Hilton Grand Vacations Trust, "B", Series 2014-AA, 144A, 2.07%, 11/25/2026		140,331	138,590
Taco Bell Funding LLC, "A2I", Series 2016-1A, 144A, 3.832%, 5/25/2046		737,550	751,932
Voya CLO Ltd., "C", Series 2015-1A, 144A, 3-month USD-LIBOR + 3.400%, 4.558% *, 4/18/2027		500,000	500,767
			2,545,265
Total Asset-Backed (Cost $3,999,788)			4,032,202
Commercial Mortgage-Backed Securities 0.8%
FHLMC Multifamily Structured Pass-Through Certificates:
"X1", Series K043, Interest Only, 0.674% *, 12/25/2024		4,961,341	166,674
"X1", Series K054, Interest Only, 1.318% *, 1/25/2026		1,842,178	148,397
JPMBB Commercial Mortgage Securities Trust, "A3", Series 2014-C19, 3.669%, 4/15/2047		150,000	155,370
JPMorgan Chase Commercial Mortgage Securities Corp., "A4", Series 2007-C1, 5.716%, 2/15/2051		100,564	100,475
Total Commercial Mortgage-Backed Securities (Cost $578,850)			570,916
Collateralized Mortgage Obligations 2.9%
Countrywide Home Loans, "A2", Series 2006-1, 6.0%, 3/25/2036		204,264	178,167
CSFB Mortgage-Backed Pass-Through Certificates, "10A3", Series 2005-10, 6.0%, 11/25/2035		89,309	55,191
Federal Home Loan Mortgage Corp.:
"PI", Series 4485, Interest Only, 3.5%, 6/15/2045		1,878,669	302,838
"PI", Series 3940, Interest Only, 4.0%, 2/15/2041		303,605	43,473
"C31", Series 303, Interest Only, 4.5%, 12/15/2042		1,422,713	276,018
Federal National Mortgage Association, "ZL" , Series 2017-55, 3.0%, 10/25/2046		503,759	471,290
Government National Mortgage Association:
"PL", Series 2013-19, 2.5%, 2/20/2043		684,500	652,356
"PI", Series 2015-40, Interest Only, 4.0%, 4/20/2044		338,104	44,480
"PI", Series 2014-108, Interest Only, 4.5%, 12/20/2039		254,806	43,168
"EI", Series 2011-162, Interest Only, 4.5%, 5/20/2040		373,599	16,102
"DI", Series 2011-40, Interest Only, 4.5%, 12/20/2040		273,462	1,854
"IN", Series 2009-69, Interest Only, 5.5%, 8/20/2039		74,381	13,655
"IV", Series 2009-69, Interest Only, 5.5%, 8/20/2039		144,042	24,510
"IJ", Series 2009-75, Interest Only, 6.0%, 8/16/2039		60,781	10,600
MASTR Alternative Loans Trust:
"5A1", Series 2005-1, 5.5%, 1/25/2020		27,481	28,015
"8A1", Series 2004-3, 7.0%, 4/25/2034		6,469	6,927
Total Collateralized Mortgage Obligations (Cost $2,465,911)			2,168,644
Government & Agency Obligations 15.9%
Other Government Related (d) 2.6%
European Financial Stability Facility, REG S, 1.25%, 5/24/2033	EUR	1,316,000	1,549,181
Novatek OAO, 144A, 6.604%, 2/3/2021		300,000	331,350
			1,880,531
Sovereign Bonds 2.9%
French Republic Government Bond OAT, 144A, REG S, 1.75%, 5/25/2066	EUR	555,287	607,676
Government of Canada, 2.75%, 12/1/2064	CAD	590,000	510,301
Kingdom of Sweden, Series 1053, 3.5%, 3/30/2039	SEK	4,620,000	757,310
Saudi Government International Bond, 144A, 3.625%, 3/4/2028 (c)		295,000	291,189
			2,166,476
U.S. Government Sponsored Agency 1.0%
Federal Home Loan Mortgage Corp., 6.25%, 7/15/2032		500,000	703,009
U.S. Treasury Obligations 9.4%
U.S. Treasury Bond, 3.0%, 5/15/2047		1,037,400	1,067,468
U.S. Treasury Inflation-Indexed Bond, 0.875%, 2/15/2047		573,969	565,627
U.S. Treasury Notes:
0.75%, 10/31/2017 (e)		3,000,000	2,999,310
2.25%, 8/15/2027		2,288,000	2,272,449
			6,904,854
Total Government & Agency Obligations (Cost $11,710,629)			11,654,870
Short-Term U.S. Treasury Obligation 1.1%
U.S. Treasury Bill, 1.18% **, 8/16/2018 (f) (Cost $795,593)		804,000	794,954
		Shares	Value ($)
Securities Lending Collateral 1.6%
Deutsche Government & Agency Securities Portfolio "Deutsche Government Cash Institutional Shares", 0.93% (g) (h) (Cost $1,151,373)		1,151,373	1,151,373
Cash Equivalents 5.1%
Deutsche Central Cash Management Government Fund, 1.06% (g) (Cost $3,776,445)		3,776,445	3,776,445
		% of Net Assets	Value ($)
Total Investment Portfolio (Cost $79,387,264)		109.2	80,067,469
Other Assets and Liabilities, Net		(9.2)	(6,749,218)
Net Assets		100.0	73,318,251

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.
*	Variable or floating rate security. These securities are shown at their current rate as of September 30, 2017. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description above. Certain variable rate securities are not based on a published reference rate and spread but adjust periodically based on current market conditions, prepayment of underlying positions and/or other variables.
**	Annualized yield at time of purchase; not a coupon rate.
(a)	Principal amount stated in U.S. dollars unless otherwise noted.
(b)	All or a portion of these securities were on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The value of securities loaned at September 30, 2017 amounted to $1,106,044, which is 1.5% of net assets.
(c)	When-issued or delayed delivery security included.
(d)	Government-backed debt issued by financial companies or government sponsored enterprises.
(e)	At September 30, 2017, this security has been pledged, in whole or in part, to cover initial margin requirements for open centrally cleared swap contracts.
(f)	At September 30, 2017, this security has been pledged, in whole or in part, to cover initial margin requirements for open futures contracts.
(g)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(h)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
CLO: Collateralized Loan Obligation
LIBOR: London Interbank Offered Rate.
Interest Only: Interest Only (IO) bonds represent the "interest only" portion of payments on a pool of underlying mortgages or mortgage-backed securities. IO securities are subject to prepayment risk of the pool of underlying mortgages.
REG S: Securities sold under Regulation S may not be offered, sold or delivered within the United States or to, or for the account or benefit of, U.S. persons, except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.
REIT: Real Estate Investment Trust
Included in the portfolio are investments in mortgage or asset-backed securities which are interests in separate pools of mortgages or assets. Effective maturities of these investments may be shorter than stated maturities due to prepayments. Some separate investments in the Federal Home Loan Mortgage Corp., Federal National Mortgage Association and Government National Mortgage Association issues which have similar coupon rates have been aggregated for presentation purposes in this investment portfolio.
At September 30, 2017, open futures contracts purchased were as follows:

Futures	Currency	Expiration Date	Contracts	Notional Amount ($)	Notional Value ($)	Unrealized (Depreciation) ($)
10 Year Australian Bond	AUD	12/15/2017	23	2,343,107	2,291,987	(51,120)
10 Year U.S. Treasury Note	USD	12/19/2017	13	1,646,558	1,629,062	(17,496)
U.S. Treasury Long Bond	USD	12/19/2017	53	8,234,987	8,099,063	(135,924)
Total unrealized depreciation						(204,540)

At September 30, 2017, open futures contracts sold were as follows:

Futures	Currency	Expiration Date	Contracts	Notional Amount ($)	Notional Value ($)	Unrealized Appreciation ($)
5 Year U.S. Treasury Note	USD	12/29/2017	14	1,654,378	1,645,000	9,378
Euro-BUXL 30 Year German Government Bond	EUR	12/7/2017	4	791,394	771,828	19,566
Euro-OAT French Government Bond	EUR	12/7/2017	30	5,548,182	5,500,801	47,381
Ultra 10 Year U.S. Treasury Note	USD	12/19/2017	71	9,663,932	9,537,297	126,635
Ultra Long U.S. Treasury Bond	USD	12/19/2017	16	2,684,056	2,642,000	42,056
Total unrealized appreciation						245,016

At September 30, 2017, open interest rate swap contracts were as follows:

Centrally Cleared Swaps
Cash Flows Paid by the Fund/ Frequency	Cash Flows Received by the Fund/ Frequency	Effective/ Expiration Date	Notional Amount ($)	Currency	Upfront Payments Paid/ (Received) ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Fixed — 2.518% SemiAnnually	Floating — 6-Month CDOR SemiAnnually	7/11/2017 7/11/2047	1,095,161	CAD	31	23,941	23,910
Fixed — 0.228% Annually	Floating — 3-Month STIBOR Quarterly	7/18/2017 7/18/2021	24,900,000	SEK	—	(4,453)	(4,453)
Floating — 3-Month STIBOR Quarterly	Fixed — 0.0% Annually	7/18/2017 7/18/2021	24,900,000	SEK	—	(3,045)	(3,045)
Floating — 6-Month CDOR SemiAnnually	Fixed — 1.805% SemiAnnually	7/11/2017 7/11/2022	4,976,196	CAD	(62)	(52,165)	(52,103)
Total net unrealized depreciation							(35,691)

CDOR: Canadian Dollar Offered Rate; 6-Month CDOR rate at September 30, 2017 is 1.64%.
STIBOR: Stockholm Interbank Offered Rate: 3-Month STIBOR rate at September 30, 2017 is -0.47%.
As of September 30, 2017, the Fund had the following open forward foreign currency contracts:

Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Appreciation ($)	Counterparty
USD	1,499,975	GBP	1,141,541	10/5/2017	29,950	Citigroup, Inc.
NZD	2,054,114	JPY	168,013,173	10/13/2017	10,783	Australia and New Zealand Banking Group Ltd.
NOK	11,975,357	USD	1,505,939	10/31/2017	1,317	JPMorgan Chase Securities, Inc.
NZD	2,034,950	USD	1,504,856	11/8/2017	36,166	Australia and New Zealand Banking Group Ltd.
EUR	1,239,689	USD	1,491,099	12/1/2017	21,002	Toronto-Dominion Bank
Total unrealized appreciation					99,218
Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Depreciation ($)	Counterparty
EUR	1,298,000	USD	1,489,760	10/5/2017	(44,764)	Citigroup, Inc.
GBP	1,141,541	USD	1,481,286	10/5/2017	(48,639)	Toronto-Dominion Bank
JPY	168,003,929	NZD	2,054,114	10/13/2017	(10,701)	Australia and New Zealand Banking Group Ltd.
SEK	6,257,000	USD	755,512	10/18/2017	(13,483)	Danske Bank AS
CAD	1,309,000	USD	1,038,316	10/19/2017	(10,923)	HSBC Holdings PLC
USD	1,074,166	CAD	1,309,000	10/19/2017	(24,927)	Canadian Imperial Bank of Commerce
EUR	522,000	USD	602,400	10/24/2017	(15,365)	HSBC Holdings PLC
USD	1,504,896	NOK	11,975,357	10/31/2017	(274)	JPMorgan Chase Securities, Inc.
USD	1,469,254	NZD	2,034,950	11/8/2017	(564)	Australia and New Zealand Banking Group Ltd.
CAD	686,000	USD	544,116	11/30/2017	(5,885)	Citigroup, Inc.
USD	1,472,379	EUR	1,239,689	12/1/2017	(2,282)	JPMorgan Chase Securities, Inc.
Total unrealized depreciation					(177,807)

Currency Abbreviation
AUD	Australian Dollar	NOK	Norwegian Krone
CAD	Canadian Dollar	NZD	New Zealand Dollar
EUR	Euro	SEK	Swedish Krona
GBP	British Pound	USD	United States Dollar
JPY	Japanese Yen

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of September 30, 2017 in valuing the Fund's investments.

Assets	Level 1	Level 2	Level 3	Total
Fixed Income Investments (i)
Corporate Bonds	$—	$40,826,913	$—	$40,826,913
Mortgage-Backed Securities Pass-Throughs	—	15,091,152	—	15,091,152
Asset-Backed	—	4,032,202	—	4,032,202
Commercial Mortgage-Backed Securities	—	570,916	—	570,916
Collateralized Mortgage Obligations	—	2,168,644	—	2,168,644
Government & Agency Obligations	—	11,654,870	—	11,654,870
Short-Term U.S. Treasury obligation	—	794,954	—	794,954
Short-Term Investments (i)	4,927,818	—	—	4,927,818
Derivatives (j)
Futures Contracts	245,016	—	—	245,016
Interest Rate Swap Contracts	—	23,910	—	23,910
Forward Foreign Currency Contracts	—	99,218	—	99,218
Total	$5,172,834	$75,262,779	$—	$80,435,613
Liabilities	Level 1	Level 2	Level 3	Total
Derivatives (j)
Futures Contracts	$(204,540)	$—	$—	$(204,540)
Interest Rate Swap Contracts	—	(59,601)	—	(59,601)
Forward Foreign Currency Contracts	—	(177,807)	—	(177,807)
Total	$(204,540)	$(237,408)	$—	$(441,948)

There have been no transfers between fair value measurement levels during the period ended September 30, 2017.
(i)	See Investment Portfolio for additional detailed categorizations.
(j)	Derivatives include unrealized appreciation (depreciation) on open futures contracts, credit default swap contracts, interest rate swap contracts and forward foreign currency contracts.

Derivatives

The following table presents, by major type of derivative contract, the unrealized appreciation (depreciation) of the Fund's derivative instruments as of September 30, 2017 categorized by the primary underlying risk exposure.

Primary Underlying Risk Disclosure	Futures	Swaps	Forward Currency Contracts
Foreign Exchange Contracts	$ —	$ —	$ (78,589)
Interest Rate Contracts	$ 40,476	$ (35,691)	$ —

Investment Portfolio                                                  as of September 30, 2017 (Unaudited)

Deutsche Capital Growth VIP

	Shares	Value ($)
Common Stocks 99.7%
Consumer Discretionary 16.4%
Hotels, Restaurants & Leisure 0.7%
Las Vegas Sands Corp.	91,811	5,890,594
Household Durables 1.3%
Newell Brands, Inc.	252,941	10,792,992
Internet & Direct Marketing Retail 4.4%
Amazon.com, Inc.*	28,654	27,546,523
The Priceline Group, Inc.*	5,712	10,457,644
		38,004,167
Media 5.0%
Comcast Corp. "A"	382,042	14,700,976
Time Warner, Inc.	113,233	11,600,721
Walt Disney Co.	162,063	15,974,550
		42,276,247
Multiline Retail 0.5%
Dollar General Corp.	55,927	4,532,883
Specialty Retail 4.1%
Burlington Stores, Inc.*	72,560	6,926,578
Home Depot, Inc.	139,588	22,831,013
L Brands, Inc.	125,039	5,202,873
		34,960,464
Textiles, Apparel & Luxury Goods 0.4%
NIKE, Inc. "B"	72,591	3,763,843
Consumer Staples 6.4%
Beverages 1.6%
PepsiCo, Inc.	124,896	13,917,161
Food & Staples Retailing 2.5%
Costco Wholesale Corp.	49,921	8,201,521
CVS Health Corp.	154,570	12,569,632
		20,771,153
Food Products 1.2%
Pinnacle Foods, Inc.	177,139	10,127,037
Personal Products 1.1%
Estee Lauder Companies, Inc. "A"	88,155	9,506,635
Energy 0.8%
Oil, Gas & Consumable Fuels
Concho Resources, Inc.*	51,815	6,825,072
Financials 4.9%
Banks 1.0%
SVB Financial Group*	44,731	8,368,723
Capital Markets 2.2%
Intercontinental Exchange, Inc.	134,290	9,225,723
The Charles Schwab Corp.	211,307	9,242,568
		18,468,291
Insurance 1.7%
Progressive Corp.	306,776	14,854,094
Health Care 16.9%
Biotechnology 7.4%
Alexion Pharmaceuticals, Inc.*	31,552	4,426,430
Biogen, Inc.*	24,671	7,724,984
BioMarin Pharmaceutical, Inc.*	58,832	5,475,494
Celgene Corp.*	166,142	24,226,826
Gilead Sciences, Inc.	177,502	14,381,212
Shire PLC (ADR)	43,048	6,592,371
		62,827,317
Health Care Equipment & Supplies 4.0%
Becton, Dickinson & Co.	96,180	18,846,471
Danaher Corp.	125,061	10,727,732
The Cooper Companies, Inc.	19,488	4,620,800
		34,195,003
Health Care Providers & Services 1.9%
Cigna Corp.	85,290	15,944,113
Life Sciences Tools & Services 1.9%
Thermo Fisher Scientific, Inc.	85,845	16,241,874
Pharmaceuticals 1.7%
Allergan PLC	48,106	9,859,325
Bristol-Myers Squibb Co.	74,888	4,773,361
		14,632,686
Industrials 10.1%
Aerospace & Defense 3.6%
Boeing Co.	90,725	23,063,202
TransDigm Group, Inc. (a)	28,722	7,342,780
		30,405,982
Electrical Equipment 2.0%
Acuity Brands, Inc.	22,024	3,772,271
AMETEK, Inc.	204,256	13,489,066
		17,261,337
Industrial Conglomerates 1.4%
Roper Technologies, Inc.	47,583	11,581,702
Machinery 0.7%
Parker-Hannifin Corp.	35,233	6,166,480
Professional Services 1.2%
Verisk Analytics, Inc.*	123,223	10,250,921
Road & Rail 1.2%
Norfolk Southern Corp.	79,584	10,524,188
Information Technology 36.8%
Communications Equipment 1.0%
Palo Alto Networks, Inc.*	61,218	8,821,514
Internet Software & Services 7.2%
Alphabet, Inc. "A"*	22,173	21,590,294
Alphabet, Inc. "C"*	20,377	19,543,784
Facebook, Inc. "A"*	119,698	20,452,797
		61,586,875
IT Services 7.8%
Cognizant Technology Solutions Corp. "A"	185,469	13,453,921
Fidelity National Information Services, Inc.	115,676	10,802,982
Fiserv, Inc.*	72,095	9,297,371
Global Payments, Inc.	69,042	6,561,061
Visa, Inc. "A"	251,336	26,450,601
		66,565,936
Semiconductors & Semiconductor Equipment 5.1%
Analog Devices, Inc.	105,302	9,073,873
Broadcom Ltd.	74,046	17,959,117
NVIDIA Corp.	58,763	10,505,062
NXP Semiconductors NV*	49,802	5,632,108
		43,170,160
Software 8.6%
Adobe Systems, Inc.*	80,734	12,043,898
Intuit, Inc.	59,586	8,469,554
Microsoft Corp.	560,355	41,740,844
Oracle Corp.	220,527	10,662,481
		72,916,777
Technology Hardware, Storage & Peripherals 7.1%
Apple, Inc.	390,302	60,153,344
Materials 2.9%
Chemicals 1.3%
Albemarle Corp.	83,764	11,417,871
Construction Materials 0.8%
Vulcan Materials Co.	58,688	7,019,084
Containers & Packaging 0.8%
Sealed Air Corp.	154,325	6,592,764
Real Estate 2.4%
Equity Real Estate Investment Trusts (REITs)
Digital Realty Trust, Inc.	94,818	11,219,814
Prologis, Inc.	143,228	9,089,249
		20,309,063
Telecommunication Services 2.1%
Diversified Telecommunication Services 1.2%
Zayo Group Holdings, Inc.*	287,599	9,899,157
Wireless Telecommunication Services 0.9%
T-Mobile U.S., Inc.*	131,460	8,105,824
Total Common Stocks (Cost $465,660,004)		849,649,328
Convertible Preferred Stocks 0.1%
Health Care 0.1%
Allergan PLC, Series A, 5.5%	1,100	811,602
Industrials 0.0%
Stericycle, Inc. Series A, 5.25%	3,000	176,520
Total Convertible Preferred Stocks (Cost $1,400,000)		988,122
Securities Lending Collateral 0.3%
Deutsche Government & Agency Securities Portfolio "Deutsche Government Cash Institutional Shares", 0.93% (b) (c) (Cost $2,794,500)	2,794,500	2,794,500
Cash Equivalents 0.3%
Deutsche Central Cash Management Government Fund, 1.06% (b) (Cost $2,023,572)	2,023,572	2,023,572
	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $471,878,076)	100.4	855,455,522
Other Assets and Liabilities, Net	(0.4)	(3,477,063)
Net Assets	100.0	851,978,459

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.
*	Non-income producing security.
(a)	All or a portion of these securities were on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The value of securities loaned at September 30, 2017 amounted to $2,761,020, which is 0.3% of net assets.
(b)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(c)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
ADR: American Depositary Receipt

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of September 30, 2017 in valuing the Fund's investments.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks (d)	$849,649,328	$—	$—	$849,649,328
Convertible Preferred Stocks (d)	988,122	—	—	988,122
Short-Term Investments(d)	4,818,072	—	—	4,818,072
Total	$855,455,522	$—	$—	$855,455,522

There have been no transfers between fair value measurement levels during the period ended September 30, 2017.
(d)	See Investment Portfolio for additional detailed categorizations.

Investment Portfolio                                                  as of September 30, 2017 (Unaudited)

Deutsche Core Equity VIP

	Shares	Value ($)
Common Stocks 98.6%
Consumer Discretionary 11.2%
Auto Components 1.3%
BorgWarner, Inc.	24,325	1,246,170
Goodyear Tire & Rubber Co.	25,415	845,049
		2,091,219
Hotels, Restaurants & Leisure 1.2%
Brinker International, Inc. (a)	18,138	577,877
Las Vegas Sands Corp.	13,372	857,947
Yum! Brands, Inc.	7,807	574,673
		2,010,497
Household Durables 0.8%
Newell Brands, Inc.	30,488	1,300,923
Internet & Direct Marketing Retail 1.9%
Amazon.com, Inc.*	3,363	3,233,020
Media 2.9%
Comcast Corp. "A"	46,154	1,776,006
Live Nation Entertainment, Inc.*	19,997	870,869
Omnicom Group, Inc.	19,468	1,441,995
Regal Entertainment Group "A" (a)	40,458	647,328
		4,736,198
Specialty Retail 2.2%
Best Buy Co., Inc.	22,534	1,283,537
Home Depot, Inc.	4,451	728,005
Ulta Salon, Cosmetics & Fragrance, Inc.*	7,294	1,648,882
		3,660,424
Textiles, Apparel & Luxury Goods 0.9%
NIKE, Inc. "B"	28,326	1,468,703
Consumer Staples 7.7%
Beverages 2.0%
PepsiCo, Inc.	29,536	3,291,196
Food & Staples Retailing 3.4%
CVS Health Corp.	10,077	819,462
Sysco Corp.	59,857	3,229,285
Wal-Mart Stores, Inc.	20,664	1,614,685
		5,663,432
Food Products 2.2%
Conagra Brands, Inc.	32,722	1,104,040
Pinnacle Foods, Inc.	23,345	1,334,634
The JM Smucker Co.	10,952	1,149,193
		3,587,867
Personal Products 0.1%
Coty, Inc. "A"	13,205	218,279
Energy 5.3%
Energy Equipment & Services 0.4%
Transocean Ltd.*	38,912	418,693
Weatherford International PLC*	65,201	246,330
		665,023
Oil, Gas & Consumable Fuels 4.9%
Concho Resources, Inc.*	20,210	2,662,061
Devon Energy Corp.	28,395	1,042,381
Energen Corp.*	22,687	1,240,525
EQT Corp.	30,172	1,968,421
ONEOK, Inc.	22,180	1,228,994
		8,142,382
Financials 13.8%
Banks 4.0%
Bank of the Ozarks, Inc.	4,055	195,893
Citigroup, Inc.	32,229	2,344,337
PacWest Bancorp.	17,306	874,126
U.S. Bancorp.	57,779	3,096,377
		6,510,733
Capital Markets 7.1%
Ameriprise Financial, Inc.	26,125	3,879,824
BlackRock, Inc.	2,343	1,047,532
E*TRADE Financial Corp.*	34,144	1,489,020
Lazard Ltd. "A"	28,397	1,284,112
Northern Trust Corp.	16,556	1,521,993
S&P Global, Inc.	8,898	1,390,846
SEI Investments Co.	18,284	1,116,421
		11,729,748
Insurance 2.7%
Chubb Ltd.	14,140	2,015,657
MetLife, Inc.	46,929	2,437,962
		4,453,619
Health Care 14.5%
Biotechnology 2.6%
Gilead Sciences, Inc.	53,218	4,311,722
Health Care Equipment & Supplies 2.1%
Becton, Dickinson & Co.	14,519	2,844,998
Boston Scientific Corp.*	13,769	401,642
Hill-Rom Holdings, Inc.	2,878	212,972
		3,459,612
Health Care Providers & Services 3.3%
Cardinal Health, Inc.	4,786	320,279
Cigna Corp.	13,155	2,459,196
McKesson Corp.	16,696	2,564,672
		5,344,147
Life Sciences Tools & Services 1.9%
Thermo Fisher Scientific, Inc.	16,890	3,195,588
Pharmaceuticals 4.6%
Bristol-Myers Squibb Co.	15,793	1,006,646
Eli Lilly & Co.	10,452	894,064
Endo International PLC*	37,504	321,222
Merck & Co., Inc.	36,079	2,310,138
Pfizer, Inc.	85,994	3,069,986
		7,602,056
Industrials 10.9%
Aerospace & Defense 1.1%
Boeing Co.	6,855	1,742,609
Electrical Equipment 2.4%
AMETEK, Inc.	43,876	2,897,571
Regal Beloit Corp.	14,305	1,130,095
		4,027,666
Industrial Conglomerates 3.7%
General Electric Co.	59,863	1,447,487
Honeywell International, Inc.	12,683	1,797,689
Roper Technologies, Inc.	11,643	2,833,906
		6,079,082
Machinery 1.8%
Ingersoll-Rand PLC	14,501	1,293,054
Parker-Hannifin Corp.	9,583	1,677,217
		2,970,271
Road & Rail 1.9%
Norfolk Southern Corp.	23,275	3,077,886
Information Technology 23.3%
Communications Equipment 1.2%
Cisco Systems, Inc.	58,200	1,957,266
Internet Software & Services 3.5%
Alphabet, Inc. "A"*	3,166	3,082,798
Alphabet, Inc. "C"*	2,783	2,669,203
		5,752,001
IT Services 4.4%
Fidelity National Information Services, Inc.	8,688	811,372
Leidos Holdings, Inc.	16,180	958,180
PayPal Holdings, Inc.*	15,466	990,288
Visa, Inc. "A"	43,391	4,566,469
		7,326,309
Semiconductors & Semiconductor Equipment 5.8%
Analog Devices, Inc.	8,886	765,707
Intel Corp.	68,019	2,590,163
NVIDIA Corp.	16,542	2,957,213
Texas Instruments, Inc.	15,565	1,395,247
Xilinx, Inc.	27,010	1,913,118
		9,621,448
Software 3.9%
Microsoft Corp.	86,356	6,432,658
Technology Hardware, Storage & Peripherals 4.5%
Apple, Inc.	47,718	7,354,298
Materials 3.1%
Chemicals 1.6%
Albemarle Corp.	18,911	2,577,759
Metals & Mining 1.5%
Freeport-McMoRan, Inc.*	98,340	1,380,694
Steel Dynamics, Inc.	32,697	1,127,065
		2,507,759
Real Estate 3.5%
Equity Real Estate Investment Trusts (REITs)
AvalonBay Communities, Inc.	5,445	971,497
Digital Realty Trust, Inc.	23,516	2,782,648
Prologis, Inc.	25,966	1,647,802
STORE Capital Corp.	17,142	426,322
		5,828,269
Telecommunication Services 1.8%
Diversified Telecommunication Services 0.2%
Zayo Group Holdings, Inc.*	11,553	397,654
Wireless Telecommunication Services 1.6%
T-Mobile U.S., Inc.*	42,205	2,602,361
Utilities 3.5%
Electric Utilities 1.1%
NextEra Energy, Inc.	11,724	1,718,152
Multi-Utilities 1.0%
CenterPoint Energy, Inc.	57,451	1,678,144
Water Utilities 1.4%
American Water Works Co., Inc.	28,937	2,341,293
Total Common Stocks (Cost $117,288,879)		162,669,273
Securities Lending Collateral 1.6%
Deutsche Government & Agency Securities Portfolio "Deutsche Government Cash Institutional Shares", 0.93% (b) (c) (Cost $2,664,789)	2,664,789	2,664,789
Cash Equivalents 1.4%
Deutsche Central Cash Management Government Fund, 1.06% (b) (Cost $2,275,320)	2,275,320	2,275,320
	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $122,228,988)	101.6	167,609,382
Other Assets and Liabilities, Net	(1.6)	(2,658,419)
Net Assets	100.0	164,950,963

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.
*	Non-income producing security.
(a)	All or a portion of these securities were on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The value of securities loaned at September 30, 2017 amounted to $1,864,267, which is 1.1% of net assets.
(b)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(c)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of September 30, 2017 in valuing the Fund's investments.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks (d)	$162,669,273	$—	$—	$162,669,273
Short-Term Investments (d)	4,940,109	—	—	4,940,109
Total	$167,609,382	$—	$—	$167,609,382

There have been no transfers between fair value measurement levels during the period ended September 30, 2017.
(d)	See Investment Portfolio for additional detailed categorizations.

Investment Portfolio                                                  as of September 30, 2017 (Unaudited)

Deutsche Global Small Cap VIP

	Shares	Value ($)
Common Stocks 96.0%
Austria 0.8%
Lenzing AG (Cost $943,966)	5,246	758,942
Bermuda 1.0%
Lazard Ltd. "A" (a) (Cost $478,030)	20,117	909,691
Canada 2.8%
Linamar Corp.	10,135	618,456
Quebecor, Inc. "B"	27,422	1,030,509
SunOpta, Inc.*	98,530	857,211
(Cost $1,789,118)		2,506,176
Finland 1.0%
Cramo Oyj (Cost $721,045)	34,181	897,968
France 2.1%
Altran Technologies SA	70,956	1,306,545
Criteo SA (ADR)*	14,942	620,093
(Cost $1,625,592)		1,926,638
Germany 3.3%
M.A.X. Automation AG	26,381	251,589
PATRIZIA Immobilien AG*	47,454	989,032
Rational AG	724	498,732
United Internet AG (Registered)	20,387	1,271,986
(Cost $629,947)		3,011,339
Hong Kong 1.3%
Techtronic Industries Co., Ltd. (Cost $274,177)	222,541	1,194,124
India 1.1%
WNS Holdings Ltd. (ADR)* (Cost $813,721)	28,399	1,036,564
Indonesia 0.4%
PT Arwana Citramulia Tbk	7,600,809	236,366
PT Matahari Department Store Tbk	211,000	145,913
(Cost $710,381)		382,279
Ireland 3.6%
Avadel Pharmaceuticals PLC (ADR)*	74,035	777,368
Dalata Hotel Group PLC*	126,713	830,203
Greencore Group PLC	344,785	907,264
Ryanair Holdings PLC*	41,010	796,491
(Cost $2,741,422)		3,311,326
Israel 1.4%
Kornit Digital Ltd.* (a) (b)	39,464	603,799
Mellanox Technologies Ltd.* (a)	13,284	626,341
(Cost $1,214,195)		1,230,140
Italy 3.7%
Buzzi Unicem SpA	25,265	683,689
Moncler SpA	51,323	1,482,498
Prysmian SpA	34,467	1,165,108
(Cost $2,141,622)		3,331,295
Japan 9.3%
Ai Holdings Corp.	35,117	877,785
Anicom Holdings, Inc. (b)	24,400	629,086
Daikyonishikawa Corp.	66,000	1,064,713
Kura Corp. (b)	5,400	241,480
Kusuri no Aoki Holdings Co., Ltd.	13,858	823,443
MISUMI Group, Inc.	18,874	498,073
Nippon Seiki Co., Ltd.	25,964	531,105
Optex Group Co., Ltd.	9,800	367,499
Syuppin Co., Ltd.	31,900	719,302
Topcon Corp.	25,600	451,672
UT Group Co., Ltd.* (b)	66,424	1,300,171
Zenkoku Hosho Co., Ltd.	21,600	907,414
(Cost $4,477,274)		8,411,743
Korea 1.0%
i-SENS, Inc.	18,216	350,690
Vieworks Co., Ltd.	15,279	522,262
(Cost $1,412,844)		872,952
Luxembourg 1.0%
B&M European Value Retail SA (Cost $817,636)	175,897	913,838
Netherlands 1.6%
Core Laboratories NV (b) (c)	5,836	576,013
SBM Offshore NV	50,648	918,952
(Cost $1,258,680)		1,494,965
Panama 0.8%
Banco Latinoamericano de Comercio Exterior SA "E" (Cost $579,184)	24,428	719,160
Spain 1.0%
Talgo SA 144A	86,172	481,102
Telepizza Group SA 144A*	73,497	423,159
(Cost $983,354)		904,261
Sweden 1.2%
Boozt AB 144A*	3,072	28,005
Nobina AB 144A	188,027	1,100,542
(Cost $832,801)		1,128,547
Taiwan 0.5%
Basso Industry Corp. (Cost $439,749)	162,000	453,420
United Kingdom 6.9%
accesso Technology Group PLC*	26,563	670,188
Arrow Global Group PLC	121,829	696,926
Cardtronics PLC "A"* (a)	11,475	264,040
Clinigen Healthcare Ltd.	53,277	761,083
Domino's Pizza Group PLC	122,048	507,179
Electrocomponents PLC	127,658	1,064,224
Meggitt PLC	116,422	812,883
Polypipe Group PLC	109,592	619,605
Scapa Group PLC	140,068	829,713
(Cost $4,204,523)		6,225,841
United States 50.2%
Advance Auto Parts, Inc.	4,949	490,941
Advanced Disposal Services, Inc.*	28,841	726,505
Affiliated Managers Group, Inc.	6,150	1,167,454
Ambarella, Inc.* (b)	6,073	297,638
Atkore International Group, Inc.*	28,783	561,556
Belden, Inc.	13,187	1,061,949
Berry Global Group, Inc.*	14,102	798,878
BioScrip, Inc.*	201,156	553,179
Cardiovascular Systems, Inc.*	30,139	848,413
Casey's General Stores, Inc.	10,696	1,170,677
Cognex Corp.	9,731	1,073,135
CommerceHub, Inc. "C"*	38,550	823,042
Cypress Semiconductor Corp.	60,725	912,089
Del Taco Restaurants, Inc.*	74,805	1,147,509
Deluxe Corp.	11,680	852,173
Diamondback Energy, Inc.*	8,852	867,142
Dolby Laboratories, Inc. "A"	15,366	883,852
FCB Financial Holdings, Inc. "A"*	15,379	742,806
Five9, Inc.*	30,049	718,171
Fox Factory Holding Corp.*	22,559	972,293
Gentherm, Inc.*	24,701	917,642
Hain Celestial Group, Inc.*	13,197	543,056
Helen of Troy Ltd.*	10,549	1,022,198
Horizon Global Corp.*	47,910	845,132
Inphi Corp.*	15,662	621,625
Integra LifeSciences Holdings Corp.*	9,104	459,570
Jack in the Box, Inc.	8,343	850,319
Kennametal, Inc.	20,681	834,271
Knowles Corp.*	50,140	765,638
Leucadia National Corp.	27,331	690,108
Ligand Pharmaceuticals, Inc.*	4,016	546,778
Masonite International Corp.*	10,014	692,969
Matador Resources Co.*	29,658	805,215
Molina Healthcare, Inc.*	19,489	1,340,064
National Storage Affiliates Trust (REIT)	37,429	907,279
NETGEAR, Inc.*	12,346	587,670
Neurocrine Biosciences, Inc.* (b)	10,908	668,442
Pacira Pharmaceuticals, Inc.*	16,856	632,943
Patterson-UTI Energy, Inc.	15,938	333,742
Primoris Services Corp.	7,971	234,507
Providence Service Corp.*	15,261	825,315
Retrophin, Inc.*	51,474	1,281,188
Rush Enterprises, Inc. "A"*	37,884	1,753,650
Samsonite International SA (d)	166,200	722,957
SEACOR Marine Holdings, Inc.*	14,364	224,653
Sinclair Broadcast Group, Inc. "A" (b)	26,739	856,985
Solaris Oilfield Infrastructure, Inc. "A"*	36,720	640,030
South State Corp.	7,263	654,033
Super Micro Computer, Inc.*	22,260	491,946
Tenneco, Inc.	11,493	697,280
Thermon Group Holdings, Inc.*	25,567	459,950
TiVo Corp.	29,865	592,820
Trinseo SA	14,912	1,000,595
TriState Capital Holdings, Inc.*	21,626	495,236
WABCO Holdings, Inc.*	7,930	1,173,640
Welbilt, Inc.*	58,149	1,340,334
WEX, Inc.*	6,744	756,812
Zions Bancorp.	15,054	710,248
(Cost $34,201,242)		45,646,242
Total Common Stocks (Cost $63,290,503)		87,267,451
Convertible Preferred Stock 0.3%
United States
Providence Service Corp., 5.5% (e) (Cost $196,900)	1,969	267,010
Warrants 0.0%
France
Parrot SA, Expiration Date 12/15/2022* (e)	13,230	3,770
Parrot SA, Expiration Date 12/22/2022* (e)	13,230	4,318
Total Warrants (Cost $0)		8,088
Securities Lending Collateral 3.2%
Deutsche Government & Agency Securities Portfolio "Deutsche Government Cash Institutional Shares", 0.93% (f) (g) (Cost $2,908,675)	2,908,675	2,908,675
Cash Equivalents 3.8%
Deutsche Central Cash Management Government Fund, 1.06% (f) (Cost $3,510,895)	3,510,895	3,510,895
	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $69,906,973)	103.3	93,962,119
Other Assets and Liabilities, Net	(3.3)	(3,029,083)
Net Assets	100.0	90,933,036

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.
*	Non-income producing security.
(a)	Listed on the NASDAQ Exchange.
(b)	All or a portion of these securities were on loan. In addition, “Other Assets and Liabilities, Net” may include pending sales that are also on loan. The value of securities loaned at September 30, 2017 amounted to $2,897,209, which is 3.2% of net assets.
(c)	Listed on the New York Stock Exchange.
(d)	Listed on the Stock Exchange of Hong Kong.
(e)	Investment was valued using significant unobservable inputs.
(f)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(g)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
ADR: American Depositary Receipt
REIT: Real Estate Investment Trust

At September 30, 2017 the Deutsche Global Small Cap VIP had the following sector diversification:

Sector Diversification	Market Value ($)	As a % of Common Stocks, Convertible Preferred Stock & Warrants
Consumer Discretionary	18,707,160	21%
Information Technology	18,151,412	21%
Industrials	17,891,984	20%
Health Care	9,834,305	11%
Financials	8,322,162	10%
Energy	4,365,747	5%
Consumer Staples	4,301,651	5%
Materials	4,071,817	5%
Real Estate	1,896,311	2%
Total	87,542,549	100%
Sector diversification is subject to change.

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of September 30, 2017 in valuing the Fund's investments.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks
Austria	$—	$758,942	$—	$758,942
Bermuda	909,691	—	—	909,691
Canada	2,506,176	—	—	2,506,176
Finland	—	897,968	—	897,968
France	620,093	1,306,545	—	1,926,638
Germany	251,589	2,759,750	—	3,011,339
Hong Kong	—	1,194,124	—	1,194,124
India	1,036,564	—	—	1,036,564
Indonesia	—	382,279	—	382,279
Ireland	777,368	2,533,958	—	3,311,326
Israel	1,230,140	—	—	1,230,140
Italy	—	3,331,295	—	3,331,295
Japan	—	8,411,743	—	8,411,743
Korea	872,952	—	—	872,952
Luxembourg	—	913,838	—	913,838
Netherlands	576,013	918,952	—	1,494,965
Panama	719,160	—	—	719,160
Spain	—	904,261	—	904,261
Sweden	28,005	1,100,542	—	1,128,547
Taiwan	—	453,420	—	453,420
United Kingdom	264,040	5,961,801	—	6,225,841
United States	44,923,285	722,957	—	45,646,242
Convertible Preferred Stock	—	—	267,010	267,010
Warrants	—	—	8,088	8,088
Short-Term Investments (h)	6,419,570	—	—	6,419,570
Total	$61,134,646	$32,552,375	$275,098	$93,962,119

As a result of the fair valuation model utilized by the Fund, certain international securities transferred from Level 2 to Level 1. During the period ended September 30, 2017, the amount of the transfers between Level 2 and Level 1 was $1,419,917.

Transfers between price levels are recognized at the beginning of the reporting period.

(h)	See Investment Portfolio for additional detailed categorizations.

Investment Portfolio                                                  as of September 30, 2017 (Unaudited)

Deutsche CROCI® International VIP

	Shares	Value ($)
Common Stocks 96.7%
France 9.9%
Cie Generale des Etablissements Michelin	14,585	2,130,672
Danone SA	25,864	2,032,572
L'Oreal SA	9,278	1,973,760
Pernod Ricard SA	14,276	1,976,169
Sanofi	20,441	2,035,539
(Cost $8,840,490)		10,148,712
Germany 10.1%
Bayer AG (Registered)	15,462	2,111,100
Beiersdorf AG	18,120	1,950,634
Continental AG	8,624	2,193,965
Merck KGaA	17,892	1,993,155
Siemens AG (Registered)	14,508	2,047,768
(Cost $8,772,143)		10,296,622
Hong Kong 5.6%
CLP Holdings Ltd.	184,149	1,890,046
HK Electric Investments & HK Electric Investments Ltd. "SS", 144A, (Units)	2,073,000	1,893,392
Hong Kong & China Gas Co., Ltd.	1,039,632	1,955,582
(Cost $4,881,580)		5,739,020
Japan 23.6%
ANA Holdings, Inc.	56,400	2,137,479
Astellas Pharma, Inc.	162,300	2,065,854
Bridgestone Corp.	46,108	2,092,458
Central Japan Railway Co.	12,500	2,193,903
Daiichi Sankyo Co., Ltd.	89,900	2,028,760
ITOCHU Corp.	127,300	2,087,758
Japan Tobacco, Inc.	57,300	1,876,258
Osaka Gas Co., Ltd.	99,600	1,854,465
Secom Co., Ltd.	26,300	1,916,239
Sekisui House Ltd.	114,800	1,939,392
Subaru Corp.	54,300	1,957,663
Sumitomo Electric Industries Ltd.	124,200	2,036,826
(Cost $22,372,322)		24,187,055
Netherlands 2.1%
Koninklijke DSM NV (Cost $1,752,384)	26,798	2,197,132
Singapore 5.6%
Keppel Corp., Ltd.	410,116	1,964,025
Singapore Airlines Ltd.	262,641	1,946,494
Singapore Telecommunications Ltd.	671,400	1,819,855
(Cost $6,128,202)		5,730,374
Spain 1.9%
Iberdrola SA (Cost $1,739,710)	251,337	1,953,614
Switzerland 17.9%
ABB Ltd. (Registered)	83,505	2,064,192
Adecco Group AG (Registered)	25,675	2,000,262
Ferguson PLC	33,219	2,180,215
Givaudan SA (Registered)	979	2,133,138
Kuehne + Nagel International AG (Registered)	11,224	2,082,313
Nestle SA (Registered)	22,863	1,917,385
Novartis AG (Registered)	22,946	1,969,979
Roche Holding AG (Genusschein)	7,659	1,959,795
Schindler Holding AG	9,109	2,013,466
(Cost $16,168,662)		18,320,745
United Kingdom 20.0%
Barratt Developments PLC	244,126	2,014,628
Bunzl PLC	65,423	1,987,998
Diageo PLC	61,646	2,024,913
GlaxoSmithKline PLC	98,145	1,957,403
Johnson Matthey PLC	51,838	2,377,208
Kingfisher PLC	498,228	1,991,954
National Grid PLC	158,128	1,959,589
Persimmon PLC	59,815	2,071,830
SSE PLC	107,847	2,018,732
Taylor Wimpey PLC	797,533	2,091,297
(Cost $19,479,914)		20,495,552
Total Common Stocks (Cost $90,135,407)		99,068,826
Preferred Stock 1.9%
Germany
Henkel AG & Co. KGaA (Cost $1,709,578)	13,987	1,904,182
Cash Equivalents 0.9%
Deutsche Central Cash Management Government Fund, 1.06% (a) (Cost $926,787)	926,787	926,787
	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $92,771,772)	99.5	101,899,795
Other Assets and Liabilities, Net	0.5	495,830
Net Assets	100.0	102,395,625

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.
(a) Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
As of September 30, 2017, the Fund had the following open forward foreign currency exchange contracts:

Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Appreciation ($)	Counterparty
JPY	2,732,287,841	USD	24,376,470	10/31/2017	58,037	Citigroup, Inc.

Currency Abbreviations
JPY	Japanese Yen
USD	United States Dollar

At September 30, 2017 the Deutsche CROCI® International VIP had the following sector diversification:

Sector Diversification	Market Value ($)	As a % of Common Stocks & Preferred Stock
Industrials	26,622,112	26%
Consumer Discretionary	20,520,685	20%
Health Care	16,121,585	16%
Consumer Staples	15,655,873	16%
Utilities	13,525,420	13%
Materials	6,707,478	7%
Telecommunication Services	1,819,855	2%
Total	100,973,008	100.0%
Sector diversification is subject to change.

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of September 30, 2017 in valuing the Fund's investments.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks
France	$—	$10,148,712	$—	$10,148,712
Germany	—	10,296,622	—	10,296,622
Hong Kong	—	5,739,020	—	5,739,020
Japan	—	24,187,055	—	24,187,055
Netherlands	—	2,197,132	—	2,197,132
Singapore	—	5,730,374	—	5,730,374
Spain	—	1,953,614	—	1,953,614
Switzerland	—	18,320,745	—	18,320,745
United Kingdom	—	20,495,552	—	20,495,552
Preferred Stock	—	1,904,182	—	1,904,182
Short-Term Investments	926,787	—	—	926,787
Derivatives (b)
Forward Foreign Currency Exchange Contracts	—	58,037	—	58,037
Total	$926,787	$101,031,045	$—	$101,957,832

There have been no transfers between fair value measurement levels during the period ended September 30, 2017.
(b)	Derivatives include unrealized appreciation (depreciation) on forward foreign currency exchange contracts.

Derivatives

The following table presents, by major type of derivative contract, the unrealized appreciation (depreciation) of the Fund's derivative instruments as of September 30, 2017 categorized by the primary underlying risk exposure.

Primary Underlying Risk Disclosure	Forward Currency Contracts
Foreign Exchange Contracts	$ 58,037

ITEM 2.	CONTROLS AND PROCEDURES

(a) The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Deutsche Variable Series I

By:	/s/Brian E. Binder Brian E. Binder President

Date:	November 22, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Brian E. Binder Brian E. Binder President

Date:	November 22, 2017

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	November 22, 2017